Share-Based Compensation And Awards	12 Months Ended
Aug. 31, 2019
Share-Based Compensation And Awards [Abstract]
Share-Based Compensation And Awards

18. SHARE-BASED COMPENSATION AND AWARDS

Stock option plan

Under a stock option plan, directors, officers, employees and consultants of the Company are eligible to receive stock options to acquire Class B Non-Voting Shares with terms not to exceed ten years from the date of grant. Options granted up to August 31, 2019 vest evenly on the anniversary dates from the original grant date at either 25% per year over four years or 20% per year over five years. The options must be issued at not less than the fair market value of the Class B Non-Voting Shares at the date of grant. The maximum number of Class B Non-Voting Shares issuable under the plan may not exceed 62,000,000. As at August 31, 2019, 39,229,679 Class B Non-Voting Shares have been issued under the plan.

The changes in options are as follows:

	2019		2018
		Weightedaverageexerciseprice		Weightedaverageexerciseprice
	Number	$	Number	$
Outstanding, beginning of year	9,378,966	25.18	10,158,005	24.45
Granted	1,540,000	26.36	2,790,000	27.17
Forfeited	(897,470)	26.66	(1,714,445)	26.45
Exercised(1)	(1,658,465)	20.76	(1,854,594)	23.05
Outstanding, end of year	8,363,031	26.11	9,378,966	25.18
(1)	The weighted average Class B Non-Voting Share price for the options exercised was $26.91.

The following table summarizes information about the options outstanding at August 31, 2019:

	Options outstanding			Options exerciseable
Range of prices	Numberoutstanding	Weightedaverageremainingcontractual life	Weightedaverageexerciseprice	Numberexercisable	Weightedaverageexerciseprice
$18.79 - $20.80	309,891	1.12	19.59	309,891	19.59
$20.81 - $24.21	1,235,010	5.40	23.49	842,460	23.37
$24.22 - $26.22	1,086,750	6.67	25.18	620,100	25.08
$26.23 - $27.19	2,906,225	8.10	26.43	692,325	26.49
$27.20 - $30.87	2,825,155	7.14	28.01	1,315,205	28.12

The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2019 was $2.07 (2018 - $2.11) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2019	2018
Dividend yield	4.50%	4.37%
Risk-free interest rate	2.08%	1.88%
Expected life of options	7 years	6 years
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	16.30%	16.30%

Expected volatility has been estimated based on the historical share price volatility of the Company’s Class B Non-Voting Shares.

Restricted share unit plan and Performance share unit plan

The Company has an RSU/PSU plan which provides that RSUs may be granted to directors, officers and employees of the Company and PSUs may be granted to officers and employees of the Company. Vested RSUs and PSUs will be settled in either cash or Class B Non-Voting Shares as determined by the Human Resources and Compensation Committee at the time of the grant. The cash payout will be based on the market value of a Class B Non-Voting Share at the time of the payout. When cash dividends are paid on Class B Non-Voting Shares, holders are credited with additional RSUs or PSUs, as applicable, equal to the dividend.

For PSUs, the performance criteria is set by the Human Resources and Compensation Committee at the time of the grant, and typically requires the achievement of a minimum level of performance, otherwise the payout is zero, while maximum performance is capped at 150%. On settlement of vested PSUs, the number of Class B Non-Voting Shares issued or delivered, or the amount of cash payment will be multiplied by the applicable performance factor.

During 2019, $5 was recognized as compensation expense (2018 - $3). The carrying value and intrinsic value of RSUs at August 31, 2019 was $7 and $7, respectively (August 31, 2018 - $3 and $3, respectively).

Deferred share unit plan

The Company has a DSU plan for its Board of Directors whereby directors can elect to receive their annual cash compensation, or a portion thereof, in DSUs. In addition, the Company may adjust and/or supplement directors’ compensation with periodic grants of DSUs. A DSU is a right that tracks the value of one Class B Non-Voting Share. Holders will be entitled to a cash payout when they cease to be a director. The cash payout will be based on market value of a Class B Non-Voting Share at the time of payout. When cash dividends are paid on Class B Non-Voting Shares, holders are credited with DSUs equal to the dividend. DSUs do not have voting rights as there are no shares underlying the plan.

During 2019, $nil was recognized as compensation expense (2018 - $2). The carrying value and intrinsic value of DSUs at August 31, 2019 was $24 and $20, respectively (August 31, 2018 - $24 and $20, respectively).

Employee share purchase plan

The Company’s ESPP provides employees with an incentive to increase the profitability of the Company and a means to participate in that increased profitability. Generally, all non-unionized full time or part time employees of the Company are eligible to enroll in the ESPP. Under the ESPP, eligible employees may contribute to a maximum of 5% of their monthly base compensation. The Company contributes an amount equal to 25% of the employee’s contributions, increasing to 33% once an employee reaches 10 years of continuous service.

During 2019, $6 was recorded as compensation expense (2018 - $7).